THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

  The management of The Rodney Square Fund and The Rodney Square Tax-Exempt Fund is pleased to report to you on the Funds' activities for the fiscal year ended September 30, 1995.

INVESTMENT RESULTS*
  The U.S. Government Portfolio paid shareholders dividends of $0.052 per share during the year, the Money Market Portfolio paid dividends of $0.054 per share and The Rodney Square Tax-Exempt Fund paid dividends of $0.033 per share. Based on the Portfolios' net asset values of $1.00 per share, these dividends represented total returns of 5.37%, 5.50% and 3.36%, respectively.

ECONOMIC OVERVIEW
  The  U.S.  economy  was  accelerating as we  began  the  Fund's  fiscal  year.
Supported  by  strong  gains  in  employment, income  and  confidence,  consumer spending was robust and the manufacturing sector was booming. The Commerce Department's measure of real Gross Domestic Product (GDP) placed inflation adjusted output at 5.1%, far exceeding the 2.5% non-inflationary growth target identified by the Federal Reserve (the "Fed"). With labor and plant utilization rates well through thresholds that have put upward pressure on inflation in the past, the Fed responded to the above-trend growth by raising its target for the federal funds rate (an interbank lending rate) 75 basis points in November and 50 basis points in February. These tightenings marked the sixth and seventh moves by the Fed during the past year, lifting the federal funds rate a cumulative 300 basis points to 6.0%.

  As the economy progressed into the second half of the Fund's fiscal year, the interest rate increases began to further the slowdown that was underway, after the venting of pent-up demand in 1994. After over producing through January, manufacturers began to reduce output and jobs and income growth stalled. Real GDP growth, which had slowed to 2.5% in the first quarter of calendar 1995, was estimated to have grown at a scant 0.5% (since revised to 1.3%) in the second quarter. Recession concerns quickly replaced fears of an overheating economy and the market began to anticipate aggressive Fed easing. Interest rates fell significantly across the board. From the February 1 tightening through quarter end, money market yields fell 50-100 basis points while longer dated issues declined 100-150 basis points. The Fed validated the market perception on July 6, lowering the federal funds target rate 25 basis points to 5.75%.

  Lower interest rates boosted housing activity and had a positive influence on retail sales and consumer confidence. On the production side, the inventory adjustment process seems to be completed and manufacturing activity has recovered. Growth prospects appear to be well within the Fed's tolerance limit. Coupled with a benign inflation environment, there appears to be no compelling reason for further action by the Fed at this time.

  A critical factor in the timing of the Fed's next move is how the budget debate between the Administration and Congress unfolds. If fiscal policy makers manage to put together a creditable deficit reduction package, the Fed may be inclined to act preemptively to counter the effects of the fiscal drag.

INVESTMENT STRATEGY
  During the first half of the fiscal year, each of the portfolios of The Rodney Square Fund and The Rodney Square Tax-Exempt Fund maintained comparatively short weighted average maturities (WAM). Short average maturities were targeted to allow the Portfolios to benefit from rising short-term interest rates. Weighted average maturities of each of the portfolios were generally kept in a 20-40 day range during this period.

  As the year progressed and it became apparent that economic growth was decelerating, we took the opportunity to extend the weighted average maturities of the portfolios when appropriate. Average maturities of the portfolios were moved into a 30-50 day range to stabilize yields in a declining rate environment. Comparatively, these WAMs were still short of the industry average as reported by IBC'S MONEY FUND REPORT. We did not share the market's perception about the need for the aggressive Fed easing that was priced into the shape of the money market yield curve. As such, we kept a large percentage of the portfolio's assets in overnight investments. Nonetheless, each of the portfolios comfortably outpaced the average of its respective universe as measured by IBC'S MONEY FUND REPORT. The Money Market Portfolio had a 12 month total return of 5.50% versus 5.30% for IBC's First Tier Index; the U.S. Government Portfolio had a 12 month total return of 5.37% versus 5.19% for IBC's U.S. Government and Agency Index; and The Tax-Exempt Fund had a 12 month total return of 3.36% versus IBC's Stockbroker & General Purpose Index of 3.26%.

  We invite your comments and questions and we thank you for your investment in the Funds.

                                                       Sincerely,

                                                       /s/ Martin L. Klopping

                                                       Martin L. Klopping
                                                       President


  November 20, 1995


------------------------------

* PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN EITHER FUND IS NEITHER INSURED NOR GUARANTEED BY WILMINGTON TRUST COMPANY OR ANY OTHER BANKING INSTITUTION, THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT EITHER FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00.

THE RODNEY SQUARE FUND / U.S. GOVERNMENT PORTFOLIO
--------------------------------------------------
    INVESTMENTS / SEPTEMBER 30, 1995
    (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------
                                                        PRINCIPAL      VALUE
                                                         AMOUNT       (NOTE 2)
                                                        ---------     --------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 51.2%
 FEDERAL FARM CREDIT BANKS DISCOUNT NOTES - 20.4%
  Federal Farm Credit Bank Notes, 6.08%, 10/04/95 .. $  7,000,000  $  6,996,552
  Federal Farm Credit Bank Notes, 5.68%, 10/05/95 ..   10,000,000     9,993,745
  Federal Farm Credit Bank Notes, 5.91%, 10/25/95 ..    5,000,000     4,980,767
  Federal Farm Credit Bank Notes, 5.70%, 11/10/95 ..    5,920,000     5,883,033
  Federal Farm Credit Bank Notes, 5.70%, 11/14/95 ..    5,000,000     4,965,656
  Federal Farm Credit Bank Notes, 5.56%, 01/09/96 ..    5,000,000     4,924,861
  Federal Farm Credit Bank Notes, 5.55%, 01/11/96 ..    5,000,000     4,923,500
  Federal Farm Credit Bank Notes, 5.87%, 01/18/96 ..   15,000,000    14,744,001
  Federal Farm Credit Bank Notes, 4.30%, 02/05/96 ..    5,000,000     4,901,751
                                                                   ------------
                                                                     62,313,866
                                                                   ------------
 FEDERAL FARM CREDIT BANK INTEREST BEARING NOTE - 1.5%
  Federal Farm Credit Bank Notes, 5.72%, 07/01/96 ..    5,000,000     4,994,377
                                                                   ------------

 FEDERAL HOME LOAN BANKS DISCOUNT NOTES - 21.0%
  Federal Home Loan Bank Notes, 5.69%, 10/02/95 ....   15,000,000    14,997,465
  Federal Home Loan Bank Notes, 5.66%, 10/04/95 ....   10,000,000     9,995,291
  Federal Home Loan Bank Notes, 5.65%, 11/13/95 ....    5,000,000     4,966,735
  Federal Home Loan Bank Notes, 5.70%, 11/24/95 ....    5,000,000     4,957,850
  Federal Home Loan Bank Notes, 5.60%, 12/14/95 ....    5,000,000     4,943,267
  Federal Home Loan Bank Notes, 5.60%, 12/15/95 ....    5,000,000     4,942,500
  Federal Home Loan Bank Notes, 5.75%, 02/12/96 ....    5,000,000     4,895,964
  Federal Home Loan Bank Notes, 6.56%, 03/22/96 ....    5,000,000     4,851,989
  Federal Home Loan Bank Notes, 5.69%, 04/10/96 ....    5,000,000     4,853,867
  Federal Home Loan Bank Notes, 5.74%, 05/03/96 ....    5,000,000     4,835,764
                                                                   ------------
                                                                     64,240,692
                                                                   ------------
 FEDERAL HOME LOAN BANK INTEREST BEARING NOTE - 3.3%
  Federal Home Loan Bank Notes, 6.20%, 01/18/96* ...   10,000,000     9,998,121
                                                                   ------------

 TENNESSEE VALLEY AUTHORITY DISCOUNT NOTES - 5.0%
  Tennessee Valley Authority Notes, 5.70%, 10/13/95     5,000,000     4,990,583
  Tennessee Valley Authority Notes, 5.71%, 10/17/95    10,355,000    10,328,974
                                                                   ------------
                                                                     15,319,557
                                                                   ------------
     TOTAL U.S. GOVERNMENT AGENCY  OBLIGATIONS
      (COST $156,866,613) .......................................   156,866,613
                                                                   ------------



    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND / U.S. GOVERNMENT PORTFOLIO
--------------------------------------------------
    INVESTMENTS - CONTINUED

--------------------------------------------------------------------------------
                                                        PRINCIPAL      VALUE
                                                         AMOUNT       (NOTE 2)
                                                        ---------     --------
REPURCHASE AGREEMENTS - 49.2%
  With  Fuji  Securities,  Inc.:   at  6.47%,  dated
    09/29/95,  to  be repurchased at $75,040,438  on
    10/02/95,   collateralized  by   U.S.   Treasury
    Securities  with various coupons and  maturities
    to 05/15/20 (market value $40,688,247), and U.S.
    Government   Agency  Securities   with   various
    coupons   and   maturities  to  04/15/30 (market
    value, $35,812,376) ............................ $ 75,000,000  $ 75,000,000

  With   UBS  Securities,  Inc.:   at  6.45%,  dated
    09/29/95,  to  be repurchased at $75,517,869  on
    10/02/95,  collateralized by Federal  Home  Loan
    Mortgage  Corporation Adjustable  Rate  Mortgage
    Pass-Through Securities with various coupons and
    maturities    to    04/01/31   (market    value,
    $74,490,328),  and  Federal  National   Mortgage
    Association   Adjustable  Rate  Mortgage   Pass-
    Through  Securities  with  various  coupons  and
    maturities    to    10/01/23    (market   value,
    $2,496,591) ....................................   75,477,300    75,477,300
                                                                   ------------

     TOTAL REPURCHASE AGREEMENTS (COST $150,477,300) ............   150,477,300
                                                                   ------------

TOTAL INVESTMENTS (COST $307,343,913)** - 100.4% ................   307,343,913

OTHER ASSETS AND LIABILITIES, NET - (0.4)% ......................   (1,248,000)
                                                                   ------------

NET ASSETS - 100.0% .............................................  $306,095,913
                                                                   ============

**   Cost for federal income tax purposes.

* Denotes a Variable or Floating Rate Note. Variable and Floating Rate Notes are instruments whose rates change periodically. The rate shown is the interest rate as of September 30, 1995.









    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND / MONEY MARKET PORTFOLIO
-----------------------------------------------
    INVESTMENTS / SEPTEMBER 30, 1995
    (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------
                                            MOODY'S/S&P PRINCIPAL      VALUE
                                              RATING     AMOUNT       (NOTE 2)
                                            ----------- ---------     --------
TAXABLE MUNICIPAL SECURITIES - 11.4%
 ALABAMA - 0.6%
  The Ind. Dev. Brd. of Geneva
    County, AL VRDB (Brooks AG Co.,
    Inc.) Ser. 1995, 5.95%, 02/01/10* ......  NR/A-1+ $  4,800,000 $  4,800,000
                                                                   ------------

 ARKANSAS - 1.4%
  Arkansas Dev. Fin. Auth. Ind. Fac.
    VRDB (Potlatch Corp.) Ser. 1995B,
    5.95%, 08/01/30* .......................  NR/A-1+   10,750,000   10,750,000
                                                                   ------------

 MICHIGAN - 3.7%
  Genesys Health System VRDB Ser. 1995A,
    5.91%, 04/01/20* ....................... VMIG1/A-1  10,000,000   10,000,000
  Oakwood Medical Enterprises, Inc. VRDB
    Ser. 1988A, 5.94%, 09/01/12* ...........   NR/A-1   17,500,000   17,500,000
                                                                   ------------
                                                                     27,500,000
                                                                   ------------
 MISSISSIPPI - 0.8%
  Mississippi Business Fin. Corp. Ind. Dev.
    VRDB (Choctaw Foods, Inc. Proj.) Ser.
    1995, 5.95%, 08/01/15* .................   Aaa/NR    6,000,000    6,000,000
                                                                   ------------

 NEW YORK - 4.9%
  New York City, NY Ser. 1993B, 5.95%,
    10/11/95 ............................... VMIG1/A-1+  6,500,000    6,500,000
  New York City, NY Ser. 1996A-Z, 5.90%,
    11/20/95 ............................... VMIG1/A-1+  5,000,000    5,000,000
  New York City, NY Ser. H, Sub. Ser. H-7,
    5.95%, 10/11/95 ........................ VMIG1/A-1+ 25,430,000   25,430,000
                                                                   ------------
                                                                     36,930,000
                                                                   ------------

     TOTAL TAXABLE MUNICIPAL SECURITIES (COST $85,980,000) ......    85,980,000
                                                                   ------------

CERTIFICATES OF DEPOSIT - 16.6%
 U.S. BANKS, U.S. BRANCHES - 2.0%
  First Alabama Bank, 5.75%, 12/14/95 ......  P-1/A-1+  15,000,000   14,999,229
                                                                   ------------



    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND / MONEY MARKET PORTFOLIO
-----------------------------------------------
    INVESTMENTS - CONTINUED

--------------------------------------------------------------------------------
                                            MOODY'S/S&P PRINCIPAL      VALUE
                                              RATING     AMOUNT       (NOTE 2)
                                            ----------- ---------     --------
 FOREIGN BANKS, U.S. BRANCHES - 12.6%
  Banque Nationale de Paris, SF, 5.98%,
    10/05/95 ...............................  P-1/A-1 $ 25,000,000 $ 25,000,639
  Bayerische Landesbank Girozentral, NY,
    6.00%, 07/22/96 ........................  P-1/A-1+  35,000,000   35,000,000
  Canadian Imperial Bank of Commerce, NY,
    5.78%, 10/23/95 ........................  P-1/A-1+   5,000,000    5,000,000
  Commerzbank, NY, 5.86%, 11/15/95 .........  P-1/A-1+  10,000,000    9,999,222
  Credit Suisse, NY, 5.64%, 01/17/96 .......  P-1/A-1+  20,000,000   19,993,637
                                                                   ------------
                                                                     94,993,498
                                                                   ------------
 FOREIGN BANK, FOREIGN BRANCH - 2.0%
  National Westminster Bank, Grand Cayman,
    5.75%, 01/05/96 ........................  P-1/A-1+  15,000,000   15,001,787
                                                                   ------------

     TOTAL CERTIFICATES OF DEPOSIT (COST $124,994,514) ..........   124,994,514
                                                                   ------------
COMMERCIAL PAPER - 46.9%
 AUTOMOBILES - 4.1%
  Daimler-Benz North America Corp., 5.73%,
    11/06/95 ...............................  P-1/A-1   11,000,000   10,936,970
  Daimler-Benz North America Corp., 5.55%,
    03/15/96 ...............................  P-1/A-1   15,000,000   14,615,203
  Hyundai Motor Finance Co., 5.94%,
    10/02/95 ...............................  P-1/A-1    5,000,000    4,999,175
                                                                   ------------
                                                                     30,551,348
                                                                   ------------
 BANKS - 7.3%
  Abbey National North America, 5.67%,
    12/05/95 ...............................  P-1/A-1+  35,000,000   34,642,004
  Credit Agricole USA, Inc., 6.05%,
    10/18/95 ...............................  P-1/A-1+  20,000,000   19,942,861
                                                                   ------------
                                                                     54,584,865
                                                                   ------------
 CHEMICALS - 8.3%
  Akzo Nobel America, Inc., 5.75%, 11/15/95   P-1/A-1   10,000,000    9,928,125
  Akzo Nobel America, Inc., 5.69%, 12/04/95   P-1/A-1   18,053,000   17,870,384
  DuPont (E.I.) De Nemours & Co., 5.63%,
    12/21/95 ...............................  P-1/A-1+  15,000,000   14,809,987
  DuPont (E.I.) De Nemours & Co., 5.60%,
    06/05/96 ...............................  P-1/A-1+  20,500,000   19,709,156
                                                                   ------------
                                                                     62,317,652
                                                                   ------------
    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND / MONEY MARKET PORTFOLIO
-----------------------------------------------
    INVESTMENTS - CONTINUED

--------------------------------------------------------------------------------
                                            MOODY'S/S&P PRINCIPAL      VALUE
                                              RATING     AMOUNT       (NOTE 2)
                                            ----------- ---------     --------
 FINANCE - 11.1%
  Commerzbank U.S. Finance Inc., 5.77%,
    10/27/95 ...............................  P-1/A-1+ $10,000,000 $  9,958,328
  General Electric Capital Corp., 6.25%,
    10/31/95 ...............................  P-1/A-1+  10,000,000    9,947,917
  PGA Tour Investment Finance, Inc., 5.80%,
    10/12/95 ...............................  P-1/A-1    4,500,000    4,492,025
  PGA Tour Investment Finance, Inc., 5.67%,
    11/17/95 ...............................  P-1/A-1   20,500,000   20,348,249
  Vehicle Services of America, Ltd., 5.73%,
    11/10/95 ...............................  P-1/A-1    8,500,000    8,445,883
  Vehicle Services of America, Ltd., 5.71%,
    11/17/95 ...............................  P-1/A-1   25,500,000   25,309,904
  Vehicle Services of America, Ltd., 5.73%,
    12/06/95 ...............................  P-1/A-1    5,000,000    4,947,475
                                                                   ------------
                                                                     83,449,781
                                                                   ------------
 INTERNATIONAL TRADING - 4.6%
  Daewoo International (America) Corp.,
    5.75%, 10/23/95 ........................  P-1/A-1+  10,000,000    9,964,861
  Daewoo International (America) Corp.,
    5.66%, 01/10/96 ........................  P-1/A-1+  25,000,000   24,603,014
                                                                   ------------
                                                                     34,567,875
                                                                   ------------
 PHARMACEUTICAL - 3.5%
  Zeneca Wilmington, Inc., 5.73%, 10/19/95 .  P-1/A-1   26,000,000   25,925,510
                                                                   ------------

 SECURITIES DEALERS - 8.0%
  Goldman Sachs Group, L.P., 5.55%, 02/16/96  P-1/A-1+  30,000,000   29,361,750
  Merrill Lynch & Co., Inc., 5.75%, 10/17/95  P-1/A-1+  11,335,000   11,306,033
  Merrill Lynch & Co., Inc., 5.72%, 11/20/95  P-1/A-1+  15,000,000   14,880,833
  Merrill Lynch & Co., Inc., 5.62%, 02/29/96  P-1/A-1+   5,000,000    4,882,136
                                                                   ------------
                                                                     60,430,752
                                                                   ------------

     TOTAL COMMERCIAL PAPER (COST $351,827,783) .................   351,827,783
                                                                   ------------
CORPORATE BONDS - 3.3%
 MANUFACTURING - 2.6%
  G.E. Engine RPP Trust Guaranteed VRDB
    Ser. 1995-1, Sub. Ser. B, 5.88%,
    02/12/99* ..............................   NR/NR    20,000,000   20,000,000
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND / MONEY MARKET PORTFOLIO
-----------------------------------------------
    INVESTMENTS - CONTINUED

--------------------------------------------------------------------------------
                                            MOODY'S/S&P PRINCIPAL      VALUE
                                              RATING     AMOUNT       (NOTE 2)
                                            ----------- ---------     --------
 FINANCIAL - 0.7%
  General Electric Capital Corp., 5.83%,
    07/30/96 ...............................  Aaa/AAA $  5,000,000 $  4,998,423
                                                                   ------------

     TOTAL CORPORATE BONDS (COST $24,998,423) ...................    24,998,423
                                                                   ------------

BANKERS' ACCEPTANCES - 5.3%
  Chemical Bank, 5.67%, 10/30/95 ...........  P-1/A-1    5,000,000    4,977,162
  CoreStates Bank, 5.84%, 10/20/95 .........  P-1/A-1    8,000,000    7,975,342
  CoreStates Bank, 5.65%, 12/12/95 .........  P-1/A-1    5,023,204    4,966,442
  CoreStates Bank, 5.66%, 12/26/95 .........  P-1/A-1    7,157,283    7,060,509
  CoreStates Bank, 5.60%, 01/30/96 .........  P-1/A-1    5,000,000    4,905,889
  CoreStates Bank, 5.70%, 02/26/96 .........  P-1/A-1   10,000,000    9,765,667
                                                                   ------------

     TOTAL BANKERS' ACCEPTANCES (COST $39,651,011) ..............    39,651,011
                                                                   ------------
REPURCHASE AGREEMENT - 16.7%
  With  UBS  Securities, Inc.:   at  6.45%,
    dated  09/29/95, to be  repurchased  at
    $125,692,724        on        10/02/95,
    collateralized  by  Federal  Home  Loan
    Mortgage    Corp.   Gold   Pass-Through
    Securities  with  various  coupons  and
    maturities  to 05/01/25 (market  value,
    $16,554,719),   Federal    Home    Loan
    Mortgage Corp. Adjustable Rate Mortgage
    Pass-Through  Securities  with  various
    coupons   and  maturities  to  02/01/25
    (market  value,  $25,015,423),  Federal
    National  Mortgage  Association   Pass-
    Through Securities with various coupons
    and   maturities  to  05/01/25  (market
    value,  $66,919,904), Federal  National
    Mortgage  Association  Adjustable  Rate
    Mortgage  Pass-Through Securities  with
    various   coupons  and  maturities   to
    08/01/25  (market  value,  $19,650,134)
    (Cost $125,625,200) ....................   NR/NR  125,625,200   125,625,200
                                                                   ------------






    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND / MONEY MARKET PORTFOLIO
-----------------------------------------------
    INVESTMENTS - CONTINUED

--------------------------------------------------------------------------------
                                                                       VALUE
                                                                      (NOTE 2)
                                                                      --------
TOTAL INVESTMENTS (COST $753,076,931)** - 100.2% ................  $753,076,931

OTHER ASSETS AND LIABILITIES, NET - (0.2)% ......................    (1,951,923)
                                                                   ------------

NET ASSETS - 100.0% .............................................  $751,125,008
                                                                   ============

**   Cost for federal income tax purposes.

* Denotes a Variable or Floating Rate Note. Variable and Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 1995.



































    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE TAX-EXEMPT FUND
---------------------------------
    INVESTMENTS / SEPTEMBER 30, 1995
    (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------
                                            MOODY'S/S&P  PRINCIPAL     VALUE
                                              RATING      AMOUNT      (NOTE 2)
                                            -----------  ---------    --------
MUNICIPAL SECURITIES - 99.9%
 ALABAMA - 4.3%
  Chatom, AL Ind. Dev. Brd. Poll. Cntrl.
    Rev. Bonds TECP (AL Electric Corp.)
    Ser. 1993, 3.85%, 12/08/95                P-1/A-1+ $7,000,000  $  7,000,000
  Montgomery, AL Ind. Dev. Brd. Poll.
    Cntrl. & Solid Waste Disposal Rev.
    Ref. Bonds TECP (General Electric Co.
    Proj.) Ser. 1990, 3.75%, 12/14/95 ......  P-1/A-1+  6,700,000     6,700,000
                                                                   ------------
                                                                     13,700,000
                                                                   ------------
 ALASKA - 2.5%
  Anchorage, AK Higher Educ. VRDB (Alaska
    Pacific University) Ser. 1987, 4.50%,
    07/01/17* ..............................   NR/A-1   7,840,000     7,840,000
                                                                   ------------
 ARIZONA - 1.6%
  Salt River, AZ TECP (Agric. Imp. & Pwr.
    Dist. Proj.), 3.75%, 11/13/95 ..........  P-1/A-1+  5,000,000     5,000,000
                                                                   ------------

 DISTRICT OF COLUMBIA - 3.4%
  District of Columbia VRDB (American
    University) Ser. 1985, 4.35%, 10/01/15*   VMIG1/NR 10,000,000    10,000,000
  District of Columbia VRDB (American
    University) Ser. 1986A, 4.35%, 12/01/15*  VMIG1/NR  1,000,000     1,000,000
                                                                   ------------
                                                                     11,000,000
                                                                   ------------
 FLORIDA - 2.7%
  City of Jacksonville, FL TECP, 3.80%,
    12/13/95 ...............................  P-1/A-1   8,500,000     8,500,000
                                                                   ------------

 GEORGIA - 4.8%
  Atlanta, GA Downtown Dev. Auth. VRDB
    (Care Proj.) Ser. 1993, 4.40%,
    06/01/13* ..............................  VMIG1/NR  2,900,000     2,900,000
  City of Roswell, GA Housing Auth.
    Multi-Family Housing Rev. Ref. VRDB
    (Wood Crossing Proj.) Ser. 1994,
    4.45%, 08/01/24* .......................   NR/A-1   5,000,000     5,000,000
  County of Dekalb, GA Housing Auth.
    Multifamily Housing Rev. Bonds VRDB
    (Crow Wood Arbor Associates Ltd. Proj.)
    Ser. 1985Q, 4.45%, 12/01/27* ...........   NR/A-1   3,630,000     3,630,000

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE TAX-EXEMPT FUND
---------------------------------
    INVESTMENTS - CONTINUED

--------------------------------------------------------------------------------
                                            MOODY'S/S&P  PRINCIPAL     VALUE
                                              RATING      AMOUNT      (NOTE 2)
                                            -----------  ---------    --------
  Macon Bibb County, GA Hosp. Auth. Rev.
    Ant. Cert. VRDB (The Medical Center of
    Central Georgia) Ser. 1994, 4.40%,
    04/01/07* ..............................   Aa3/NR $ 3,750,000  $  3,750,000
                                                                   ------------
                                                                     15,280,000
                                                                   ------------
 HAWAII - 0.6%
  Hawaii Dept. of Budget & Fin. Special
    Purpose Rev. VRDB (G.N. Wilcox
    Memorial Hosp. Proj.) Ser. 1988,
    5.10%, 07/01/18* .......................  VMIG1/NR  1,800,000     1,800,000
                                                                   ------------
 ILLINOIS - 14.4%
  Illinois Dev. Auth. Poll. Cntrl. Rev.
    VRDB (Diamond Star Motors Corp.),
    4.95%, 12/01/08* .......................   P-1/NR   1,200,000     1,200,000
  Illinois Health Fac. Auth. Variable
    Revolving Fund Pooled Fin. Proj. TECP
    (Univ. of Chicago), 3.90%, 02/08/96 ... VMIG1/A-1+ 14,100,000    14,100,000
  Illinois Health Fac. Auth. VRDB
    (Elmhurst Memorial Hosp.), 4.85%,
    01/01/20* ..............................  VMIG1/NR  9,260,000     9,260,000
  Illinois Health Fac. Auth. VRDB
    (Evangelical Hosp. Corp.) Ser. 1985B,
     4.45%, 01/01/16* ......................  VMIG1/NR  6,900,000     6,900,000
  Illinois Health Fac. Auth. VRDB
    (Healthcorp Affiliates - Central
    Du Page Hospital Proj.) Ser. 1990,
    4.85%, 11/01/20* .......................  VMIG1/NR  8,000,000     8,000,000
  Illinois Health Fac. Auth. VRDB
    (Resurrection Health Care System) Ser.
    1993, 4.85%, 05/01/11* .................  VMIG1/NR  6,300,000     6,300,000
                                                                   ------------
                                                                     45,760,000
                                                                   ------------
 INDIANA - 15.1%
  City of Mt. Vernon, IN Poll. Cntrl. &
    Solid Waste Disposal Rev. Bonds TECP
    (General Electric Co. Proj.) Ser.
    1989A, 3.60%, 10/20/95 .................  P-1/A-1+  8,900,000     8,900,000
  City of Rockport, IN Poll. Cntrl. Rev.
    VRDN (AEP Generating Co. Proj.) Ser.
    1995B, 4.40%, 06/01/25* ................   NR/A-1   8,000,000     8,000,000
  Indiana Health Fac. Fin. Auth. VRDB
    (Capital Access Designated Pool Proj.)
    Ser. 1991, 4.50%, 08/01/06* ............  VMIG1/NR  7,775,000     7,775,000

    The accompanying notes are an integral part of the financial statements.
                                       11
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THE RODNEY SQUARE TAX-EXEMPT FUND
---------------------------------
    INVESTMENTS - CONTINUED

--------------------------------------------------------------------------------
                                            MOODY'S/S&P  PRINCIPAL     VALUE
                                              RATING      AMOUNT      (NOTE 2)
                                            -----------  ---------    --------
  Indiana Hosp. Equip. Fin. Auth. Insured
    VRDB Ser. 1985A, 4.50%, 12/01/15*        VMIG1/A-1 $9,450,000  $  9,450,000
  Jasper County, IN Poll. Cntrl. Rev.
    Bonds TECP (Northern Indiana Public
    Svc.) Ser. 1988D, 3.70%, 12/15/95 ......  P-1/A-1+  6,000,000     6,000,000
  South Bend Redevelopment Auth. Lease
    Rental VRDB (College Football Hall
    of Fame Proj.) Ser. 1994, 4.55%,
    02/01/19* .............................. VMIG1/A-1  7,950,000     7,950,000
                                                                   ------------
                                                                     48,075,000
                                                                   ------------
 IOWA - 2.9%
  Des Moines, IA Methodist Sys. Inc. Hosp.
    Fac. VRDB (Methodist Medical Center
    Proj.) Ser. 1985, 4.50%, 08/01/15* .....  VMIG1/NR  1,600,000     1,600,000
  Polk City, IA Hosp. Equip. Imp. Rev.
    VRDB Ser. 1985, 4.30%, 12/01/05* ....... VMIG1/A-1  4,700,000     4,700,000
  University of Iowa Fac. Corp. VRDB
    (Human Biology Research Proj.) Ser.
    1985A, 4.50%, 06/01/05* ................   NR/A-1   3,125,000     3,125,000
                                                                   ------------
                                                                      9,425,000
                                                                   ------------
 LOUISIANA - 4.2%
  Ascension Parish, LA Poll. Cntrl. Rev.
    VRDB (Shell Oil Co. Proj.) Ser. 1993,
    4.85%, 09/01/23* .......................  P-1/A-1+  3,000,000     3,000,000
  Plaquemines Port, Harbor & Terminal Dist.,
    LA Marine Terminal Fac. Rev. Ref. Bonds
    TECP (Electro-Coal Transfer Corp.)
    Ser. 1985A, 3.90%, 02/23/96 ............  P-1/A-1+ 10,500,000    10,500,000
                                                                   ------------
                                                                     13,500,000
                                                                   ------------
 MARYLAND - 3.8%
  Anne Arundel County, MD Port Fac. Rev.
    Bonds TECP (Baltimore Gas & Elec. Co.),
    3.95%, 12/08/95 ........................ VMIG1/A-1 12,000,000    12,000,000
                                                                   ------------

 MICHIGAN - 0.4%
  Farmington Hills Hosp. Fin. Auth. VRDB
    (Botsford General Hosp.) Ser. 1991B,
    4.85%, 02/15/16* ....................... VMIG1/A-1  1,260,000     1,260,000


                                                                   ------------
    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE TAX-EXEMPT FUND
---------------------------------
    INVESTMENTS - CONTINUED

--------------------------------------------------------------------------------
                                            MOODY'S/S&P  PRINCIPAL     VALUE
                                              RATING      AMOUNT      (NOTE 2)
                                            -----------  ---------    --------
 MINNESOTA - 4.1%
  Becker, MN Poll. Cntrl. Rev. Bonds TECP
    (Northern State Pwr. Co. - Sherburne
    County Gen. Stat. Unit 3 Proj.) Ser.
    1992A, 3.85%, 11/28/95 ................ VMIG1/A-1+ $8,000,000  $  8,000,000
  Becker, MN Poll. Cntrl. Rev. Bonds TECP
    (Northern State Pwr. Co. - Sherburne
    County Gen. Stat. Unit 3 Proj.) Ser.
    1993A, 3.85%, 11/28/95 ................. VMIG1/A-1  5,200,000     5,200,000
                                                                   ------------
                                                                     13,200,000
                                                                   ------------
 MISSISSIPPI - 1.3%
  Mississippi Hosp. Equip. & Fac. Auth.
    VRDB (Mississippi Baptist Medical
    Center) Ser. 1990B, 4.50%, 07/01/12* ...  VMIG1/NR  4,110,000     4,110,000
                                                                   ------------

 MISSOURI - 1.1%
  Ind. Dev. Auth. of The City of Joplin,
    MO Ind. Dev. Rev. VRDB (Northpark Mall
    Exp. Proj.), 4.50%, 12/01/05* ..........  VMIG1/NR  2,100,000     2,100,000
  Missouri Health & Educ. Fac. Auth. VRDB
    (Washington University) Ser. 1989B,
    4.85%, 03/01/17* ....................... VMIG1/A-1+   800,000       800,000
  Missouri St. Env. Imp. Energy Res. Auth.
    Poll. Cntrl. Rev. VRDB (Noranda
    Aluminum Co. Proj.), 4.50%, 10/01/02* ..   P-1/NR     800,000       800,000
                                                                   ------------
                                                                      3,700,000
                                                                   ------------
 NEW YORK - 4.7%
  New York City General Obligation Tax
    Ant. Note Ser. 1996A, 4.50%, 02/15/96 . MIG1/SP-1+ 14,850,000    14,885,909
                                                                   ------------

 NORTH CAROLINA - 1.6%
  Carteret County, NC Ind. Fac. & Poll.
    Cntrl. Fin. Auth. VRDB (Texas Gulf)
    Ser. 1985, 4.65%, 10/01/05* ............   Aa1/NR   5,000,000     5,000,000
                                                                   ------------

 NORTH DAKOTA - 0.9%
  Grand Forks, ND Health Care Fac. VRDB
    (United Hosp. Oblig. Group) Ser. 1992B,
    4.85%, 12/01/16* .......................  VMIG1/NR  3,000,000     3,000,000
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE TAX-EXEMPT FUND
---------------------------------
    INVESTMENTS - CONTINUED

--------------------------------------------------------------------------------
                                            MOODY'S/S&P  PRINCIPAL     VALUE
                                              RATING      AMOUNT      (NOTE 2)
                                            -----------  ---------    --------
 OHIO - 1.2%
  Ohio Air Quality Dev. Auth. Poll. Cntrl.
    Rev. Bonds TECP (Cleveland Electric
    Illuminating Co. Proj.) Ser. 1988B,
    3.85%, 12/11/95 ....................... VMIG1/A-1+ $3,820,000  $  3,820,000
                                                                   ------------
 PENNSYLVANIA - 1.6%
  Bucks County, PA Ind Dev. Auth. VRDB
    (New Edgecomb Metals Co.) Ser. 1984,
    4.13%, 10/01/09* .......................   Aa1/NR   5,000,000     5,000,000
                                                                   ------------

 TENNESSEE - 1.6%
  Public Auth. of Clarksville, TN Pooled
    Rev. VRDB Ser. 1994, 4.45%, 06/01/24* ..   NR/A-1   5,000,000     5,000,000
                                                                   ------------

 TEXAS - 14.8%
  Board of Regents of The University of
    Texas System TECP, 3.70%, 12/15/95 .....  P-1/A-1+  5,200,000     5,200,000
  City of Houston, TX TECP Ser. A, 3.85%,
     10/04/95 ..............................  A-1+/P-1 14,200,000    14,200,000
  City of Houston, TX General Obligation
    Bonds Ser. 1992E, 4.35%, 10/01/95 ...... VMIG1/A-1+ 1,700,000     1,700,000
  Harris County, TX Health Fac. Auth. Dev.
    Corp. VRDB (St. Luke's Episcopal Hosp.
    Proj.) Ser. 1985D, 4.85%, 02/15/16* ....  NR/A-1+   6,600,000     6,600,000
  Harris County, TX Health Fac. Auth. Dev.
    Corp. VRDB (St. Luke's Episcopal Hosp.
    Proj.) Ser. 1992, 4.85%, 02/15/21* .....  NR/A-1+   2,100,000     2,100,000
  Harris County, TX Health Fac. Auth. Dev.
    Corp. VRDB (St. Luke's Episcopal Hosp.
    Proj.) Ser. C, 4.85%, 02/15/16* ........  NR/A-1+     500,000       500,000
  Harris County, TX Health Fac. Auth. Dev.
    Corp. VRDB (Methodist Hosp.), 4.85%,
    12/01/25* ..............................  NR/A-1+   6,700,000     6,700,000
  North Central, TX Health Fac. Dev. Corp.
    VRDB (Methodist Hosp. of Dallas) Ser.
    1985B, 4.85%, 10/01/15* ................   NR/A-1   4,900,000     4,900,000
  Texas A&M University System TECP Ser. B,
    3.85%, 10/05/95 ........................  P-1/A-1+  5,100,000     5,100,000
                                                                   ------------
                                                                     47,000,000
                                                                   ------------
 VERMONT - 2.2%
  State of Vermont General Obligation TECP
    Ser. F, 3.85%, 12/31/95 ................  P-1/A-1+  7,100,000     7,100,000
                                                                   ------------
    The accompanying notes are an integral part of the financial statements.
                                       14
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THE RODNEY SQUARE TAX-EXEMPT FUND
---------------------------------
    INVESTMENTS - CONTINUED

--------------------------------------------------------------------------------
                                            MOODY'S/S&P  PRINCIPAL     VALUE
                                              RATING      AMOUNT      (NOTE 2)
                                            -----------  ---------    --------
 VIRGINIA - 1.6%
  Louisa County, VA Ind. Dev. Auth. Pooled
    Fin. VRDB, 4.45%, 01/01/20* ............   NR/A-1 $ 5,000,000  $  5,000,000
                                                                   ------------

 WASHINGTON - 0.6%
  Washington Health Care Fac. Auth. VRDB
    (Fred Hutchinson Cancer Research Center)
    Ser. 1991A, 4.85%, 01/01/18* ...........  VMIG1/NR  1,800,000     1,800,000
                                                                   ------------

 WISCONSIN - 1.3%
  Wisconsin Health Fac. Auth. VRDB
    (Franciscan Health Care Inc.) Ser.
    1985A-2, 4.40%, 01/01/16* .............. VMIG1/A-1+ 4,100,000     4,100,000
                                                                   ------------

 WYOMING - 0.6%
  Green River Poll. Cntrl. Rev. VRDB
    (Texas Gulf Inc.) Ser. 1984, 4.65%,
    12/01/04* ..............................  VMIG1/NR  2,000,000     2,000,000
                                                                   ------------

     TOTAL MUNICIPAL SECURITIES (COST $317,855,909) .............   317,855,909
                                                                   ------------

TOTAL INVESTMENTS (COST $317,855,909)** - 99.9% .................   317,855,909

OTHER ASSETS AND LIABILITIES, NET - 0.1% ........................       356,671
                                                                   ------------

NET ASSETS - 100.0% .............................................  $318,212,580
                                                                   ============

**   Cost for federal income tax purposes.

* Denotes a Variable or Floating Rate Note. Variable and Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 1995.

TECP - Tax-Exempt Commercial Paper.







    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 1995
                                  RODNEY SQUARE    RODNEY SQUARE
                                      FUND -           FUND -     RODNEY SQUARE
                                 U.S. GOVERNMENT    MONEY MARKET    TAX-EXEMPT
                                   PORTFOLIO         PORTFOLIO        FUND
                                 ---------------   -------------  -------------
ASSETS:
Investments in securities
  (including repurchase agreements
  of $150,477,300, $125,625,200
  and $0, respectively), at value
  (amortized cost $307,343,913,
  $753,076,931, and $317,855,909,
  respectively) (NOTE 2) ........ $ 307,343,913   $ 753,076,931   $ 317,855,909
Interest receivable .............       246,983       1,938,392       1,394,024
Other assets ....................         6,189           9,630          40,220
                                  -------------   -------------   -------------
  Total assets ..................   307,597,085     755,024,953     319,290,153
                                  -------------   -------------   -------------

LIABILITIES:
Dividends payable ...............     1,354,116       3,508,641         897,684
Accrued management fee (Note 3) .       120,701         306,957         126,645
Other accrued expenses (Note 3) .        26,355          84,347          53,244
                                  -------------   -------------   -------------
  Total liabilities .............     1,501,172       3,899,945       1,077,573
                                  -------------   -------------   -------------

NET ASSETS ...................... $ 306,095,913   $ 751,125,008   $ 318,212,580
                                  =============   =============   =============
NET ASSETS CONSIST OF:
Capital paid in ................. $ 306,094,293   $ 751,139,414   $ 318,214,240
Accumulated realized gain (loss)
  on investments - net ..........         1,620         (14,406)         (1,660)
                                  -------------   -------------   -------------
NET ASSETS, for 306,094,293,
  751,139,414, and 318,220,923,
  shares outstanding,
  respectively .................. $ 306,095,913   $ 751,125,008   $ 318,212,580
                                  =============   =============   =============

NET ASSET VALUE, offering and
  redemption price per share: ...      $1.00(1)        $1.00(2)        $1.00(3)
                                       =====           =====           =====
    (1) $306,095,913 / 306,094,293 outstanding shares of beneficial interest, no par value
    (2) $751,125,008 / 751,139,414 outstanding shares of beneficial interest, no par value
    (3) $318,212,580 / 318,220,923 outstanding shares of beneficial interest, no par value

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Fiscal Year Ended September 30, 1995
                                  RODNEY SQUARE    RODNEY SQUARE
                                      FUND -           FUND -     RODNEY SQUARE
                                 U.S. GOVERNMENT    MONEY MARKET    TAX-EXEMPT
                                   PORTFOLIO         PORTFOLIO        FUND
                                 ---------------   -------------  -------------

INTEREST INCOME .................  $ 20,633,110    $ 40,741,059    $ 13,837,440
                                   ------------    ------------    ------------

EXPENSES:
Management fee (Note 3) .........     1,672,293       3,240,976       1,696,280
Accounting fee (Note 3) .........       101,163         167,915         102,184
Distribution expenses (Note 3) ..        60,831          63,098          26,729
Trustees' fees and expenses
  (Note 3) ......................         6,845          11,191           6,600
Registration fees ...............        33,082          51,318          35,082
Reports to shareholders .........         4,689           9,232           5,062
Legal ...........................        30,189          53,268          13,616
Audit ...........................        17,480          30,920          29,100
Other ...........................        40,420          82,237          42,809
                                   ------------    ------------    ------------

  Total expenses ................     1,966,992       3,710,155       1,957,462
                                   ------------    ------------    ------------

  Net investment income .........    18,666,118      37,030,904      11,879,978
                                   ------------    ------------    ------------

REALIZED GAIN (LOSS) ON
  INVESTMENTS - NET (NOTE 2) ....        (6,526)            243           4,106
                                   ------------    ------------    ------------


NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS .....  $ 18,659,592    $ 37,031,147    $ 11,884,084
                                   ============    ============    ============













    The accompanying notes are an integral part of the financial statements.
                                       17
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THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
                                  RODNEY SQUARE    RODNEY SQUARE
                                      FUND -           FUND -     RODNEY SQUARE
                                 U.S. GOVERNMENT    MONEY MARKET    TAX-EXEMPT
                                   PORTFOLIO         PORTFOLIO        FUND
                                 ---------------   -------------  -------------

For the Fiscal Year Ended September 30, 1995
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income ........ $   18,666,118  $   37,030,904  $   11,879,978
  Net realized gain (loss) on
    investments ................         (6,526)            243           4,106
                                 --------------  --------------  --------------

  Net increase in net assets
    resulting from operations ..     18,659,592      37,031,147      11,884,084
                                 --------------  --------------  --------------

Dividends to shareholders from
  net investment income ($0.052,
  $0.054, and $0.033 per share,
  respectively) ................    (18,666,118)    (37,030,904)    (11,879,978)
                                 --------------  --------------  --------------

Share transactions at net asset
  value of $1.00 per share
  Proceeds from sale of shares .  3,161,916,931   5,233,294,691   2,175,933,192
  Shares issued to shareholders
    in reinvestment of dividends
    from net investment income .        305,455       1,620,673         314,985
  Cost of shares redeemed ...... (3,192,886,094) (5,090,626,079) (2,246,604,280)
                                 --------------  --------------  --------------

  Net increase (decrease) in net
    assets and shares resulting
    from share transactions ....    (30,663,708)    144,289,285     (70,356,103)
                                 --------------  --------------  --------------

Total increase (decrease) in net
  assets .......................    (30,670,234)    144,289,528     (70,351,997)

NET ASSETS:
  Beginning of year ............    336,766,147     606,835,480     388,564,577
                                 --------------  --------------  --------------

  End of year .................. $  306,095,913  $  751,125,008  $  318,212,580
                                 ==============  ==============  ==============



    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS -CONTINUED
                                  RODNEY SQUARE    RODNEY SQUARE
                                      FUND -           FUND -     RODNEY SQUARE
                                 U.S. GOVERNMENT    MONEY MARKET    TAX-EXEMPT
                                   PORTFOLIO         PORTFOLIO        FUND
                                 ---------------   -------------  -------------
For the Fiscal Year Ended September 30, 1994
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income ........ $   13,508,642  $   23,569,613  $    8,356,912
  Net realized loss on investments   (1,893,713)     (1,896,678)         (1,661)
                                 --------------  --------------  --------------

  Net increase in net assets
    resulting from operations ..     11,614,929      21,672,935       8,355,251
                                 --------------  --------------  --------------

Dividends to shareholders from
    net investment income ($0.033,
    $0.033, and $0.021 per share,
    respectively) ..............    (13,508,642)    (23,569,613)     (8,356,912)
                                 --------------  --------------  --------------

Share transactions at net asset
  value of $1.00 per share
  Proceeds from sale of shares .  3,003,180,234   4,670,277,041   2,380,635,778
  Shares issued to shareholders
    in reinvestment of dividends
    from net investment income .        149,378         375,594         149,383
  Cost of shares redeemed ...... (3,052,632,227) (4,713,216,236) (2,397,735,551)
                                 --------------  --------------  --------------

  Net decrease in net assets and
    shares resulting from share
    transactions ...............    (49,302,615)    (42,563,601)    (16,950,390)
                                 --------------  --------------  --------------

Capital contribution from Manager
  (Note 3) .....................      1,895,702       1,871,673               0
                                 --------------  --------------  --------------

Total decrease in net assets ...    (49,300,626)    (42,588,606)    (16,952,051)

NET ASSETS:
  Beginning of year ............    386,066,773     649,424,086     405,516,628
                                 --------------  --------------  --------------

  End of year .................. $  336,766,147  $  606,835,480  $  388,564,577
                                 ==============  ==============  ==============



    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each year and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.


                                      For the Fiscal Years Ended September 30,
                                      ----------------------------------------
                                       1995     1994*    1993     1992     1991
                                      ------   ------   ------   ------   ------
RODNEY SQUARE FUND - U.S. GOVERNMENT PORTFOLIO
For a Share Outstanding Throughout Each Year:

NET ASSET VALUE - BEGINNING OF YEAR   $1.00    $1.00    $1.00    $1.00    $1.00
                                      -----    -----    -----    -----    -----
Investment Operations:
  Net investment income .........     0.052    0.033    0.028    0.038    0.062
                                      -----    -----    -----    -----    -----
Distributions:
  From net investment income ....    (0.052)  (0.033)  (0.028)  (0.038)  (0.062)
                                     ------   ------   ------   ------   ------
NET ASSET VALUE - END OF YEAR ...     $1.00    $1.00    $1.00    $1.00    $1.00
                                      =====    =====    =====    =====    =====
Total Return ....................     5.37%    3.32%    2.83%    3.88%    6.41%
Ratios (to average net assets)/Supplemental Data:
    Expenses ....................     0.55%    0.53%    0.53%    0.54%    0.53%
    Net investment income .......     5.25%    3.27%    2.79%    3.84%    6.22%
Net assets at end of year
  ($000 omitted) ................  $306,096 $336,766 $386,067 $409,534 $479,586

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THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    FINANCIAL HIGHLIGHTS - CONTINUED
--------------------------------------------------------------------------------
                                      For the Fiscal Years Ended September 30,
                                      ----------------------------------------
                                       1995     1994*    1993     1992     1991
                                      ------   ------   ------   ------   ------
RODNEY SQUARE FUND - MONEY MARKET PORTFOLIO
For a Share Outstanding Throughout Each Year:

NET ASSET VALUE - BEGINNING OF YEAR   $1.00    $1.00    $1.00    $1.00    $1.00
                                      -----    -----    -----    -----    -----
Investment Operations:
  Net investment income .........     0.054    0.033    0.029    0.041    0.065
                                      -----    -----    -----    -----    -----
Distributions:
  From net investment income ....    (0.054)  (0.033)  (0.029)  (0.041)  (0.065)
                                     ------   ------   ------   ------   ------
NET ASSET VALUE - END OF YEAR ...     $1.00    $1.00    $1.00    $1.00    $1.00
                                      =====    =====    =====    =====    =====
Total Return ....................     5.50%    3.37%    2.92%    4.15%    6.73%
Ratios (to average net assets)/Supplemental Data:
    Expenses ....................     0.54%    0.53%    0.52%    0.52%    0.52%
    Net investment income .......     5.37%    3.33%    2.88%    4.06%    6.52%
Net assets at end of year
  ($000 omitted) ................  $751,125 $606,835 $649,424 $717,544 $790,837


                                      For the Fiscal Years Ended September 30,
                                      ----------------------------------------
                                       1995     1994     1993     1992     1991
                                      ------   ------   ------   ------   ------
RODNEY SQUARE TAX-EXEMPT FUND
For a Share Outstanding Throughout Each Year:

NET ASSET VALUE - BEGINNING OF YEAR   $1.00    $1.00    $1.00    $1.00    $1.00
                                      -----    -----    -----    -----    -----
Investment Operations:
  Net investment income .........     0.033    0.021    0.020    0.030    0.045
                                      -----    -----    -----    -----    -----
Distributions:
  From net investment income ....    (0.033)  (0.021)  (0.020)  (0.030)  (0.045)
                                     ------   ------   ------   ------   ------
NET ASSET VALUE - END OF YEAR ...     $1.00    $1.00    $1.00    $1.00    $1.00
                                      =====    =====    =====    =====    =====
Total Return ....................     3.36%    2.17%    2.07%    3.06%    4.59%
Ratios (to average net assets)/Supplemental Data:
    Expenses ....................     0.54%    0.54%    0.54%    0.54%    0.56%
    Net investment income .......     3.29%    2.13%    2.05%    3.06%    4.49%
Net assets at end of year
  ($000 omitted) ................  $318,213 $388,565 $405,517 $327,098 $353,271

* During the fiscal year ended September 30, 1994, the Fund Manager contributed capital of $0.0045 and $0.0028 per share to the U.S. Government Portfolio and the Money Market Portfolio, respectively.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. DESCRIPTION AND SHARES OF THE FUND. The Rodney Square Fund and The Rodney Square Tax-Exempt Fund (the "Fund(s)") are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies. The Declaration of Trusts for The Rodney Square Fund, dated February 16, 1982, and The Rodney Square Tax-Exempt Fund, dated July 31, 1985, each as last amended on February 15, 1993, permit the Trustees of each Fund to create additional series (or portfolios), each of which may issue additional classes of shares. There are currently two portfolios, the U.S. Government Portfolio and the Money Market Portfolio (the "Portfolios"), in The Rodney Square Fund, each of which currently consists of a single class of shares. The Rodney Square Tax-Exempt Fund has one portfolio (also a "Portfolio") with a single class of shares.

2. SIGNIFICANT  ACCOUNTING  POLICIES.   The  following  is  a  summary  of   the
   significant accounting policies of each Fund:

   SECURITY VALUATION. Each Fund values securities utilizing the amortized cost valuation method which is permitted under Rule 2a-7 under the 1940 Act provided that the Fund complies with certain conditions. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

   FEDERAL INCOME TAXES. Each Portfolio is treated as a separate entity for federal income tax purposes and each intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to distribute all of its taxable income and tax-exempt income to its shareholders. Therefore, no federal income tax provision is required.
   At September 30, 1995, the U.S. Government Portfolio, the Money Market Portfolio and The Rodney Square Tax-Exempt Fund had a net tax basis capital loss carryforward available to offset future capital gains of approximately $7,000, $14,000 and $2,000, respectively, which will expire as follows:

                                          CAPITAL LOSS       EXPIRATION
                                          CARRYFORWARD          DATE
                                          ------------       ----------
     U.S. Government Portfolio               $ 7,000          09/30/03
     Money Market Portfolio                  $14,000          09/30/02
     Rodney Square Tax-Exempt Fund           $ 2,000          09/30/02

   Expired capital loss carryforward of The Rodney Square Tax-Exempt Fund in the amount of $6,682 has been reclassified to capital paid in.

   INTEREST INCOME AND DIVIDENDS TO SHAREHOLDERS. Interest income is accrued as earned. Dividends to shareholders of each Portfolio are declared daily from net investment income, which consists of accrued interest and discount earned (including original issue discount), less amortization of premium and the accrued expenses applicable to the dividend period. For The Rodney Square Tax-Exempt Fund only, the tax-exempt interest portion of each dividend is determined uniformly, based on the ratio of the Fund's tax-exempt and taxable income, if any, for the entire fiscal year.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

   REPURCHASE AGREEMENTS. The Rodney Square Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to 101% of the resale price. Rodney Square Management Corporation ("RSMC"), the Fund Manager, is responsible for determining that the amount of these underlying securities is maintained at a level such that their market value is at all times equal to 101% of the resale price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

   OTHER.   Investment security transactions are accounted for on a  trade  date basis. The Funds use the specific identification method for determining realized gain and loss on investments for both financial and federal income tax reporting purposes. Obligations of agencies and instrumentalities of the U.S. Government are not direct obligations of the U.S. Treasury and, thus, may or may not be backed by the "full faith and credit" of the United States. Payment of interest and principal on these obligations, although generally backed directly or indirectly by the U.S. Government, may be backed solely by the issuing agency or instrumentality.

   The Money Market Portfolio invests in short-term unsecured debt instruments of corporate issuers. Although the Portfolio is diversified, the issuers' ability to meet their obligations may be affected by economic developments in a specific industry or region. The Money Market Portfolio had investments in commercial paper, certificates of deposit and bankers' acceptances of domestic and foreign banks which in the aggregate approximated 29% of its total investments on September 30, 1995.

   Approximately 66% of the investments in The Rodney Square Tax-Exempt Fund on September 30, 1995 were insured by private issuers that guarantee payments of principal and interest in the event of default or were backed by letters of credit issued by domestic and foreign banks or financial institutions.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES. The Funds employ RSMC, a wholly owned subsidiary of Wilmington Trust Company ("WTC"), to serve as Investment Adviser and Administrator to each of the Funds pursuant to separate Management Agreements each dated August 9, 1991. Under the Management Agreements, RSMC, subject to the supervision of the Funds' Boards of Trustees, directs the investments of the Portfolios in accordance with each Portfolio's investment objective, policies and limitations. Also under the Management Agreements, RSMC is responsible for administrative services such as budgeting, financial reporting, compliance monitoring and corporate management. For its services, the Funds pay RSMC a monthly fee at the annual rate of 0.47% of the average daily net assets of each Portfolio of the Funds. The management fee paid to RSMC for the fiscal year ended September 30, 1995, amounted to $1,672,293 for the U.S. Government Portfolio, $3,240,976 for the Money Market Portfolio and $1,696,280 for The Rodney Square Tax-Exempt Fund.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------
3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

   During the fiscal year ended September 30, 1994, the Fund Manager contributed $1,895,702 and $1,871,673 to the U.S. Government Portfolio and the Money Market Portfolio, respectively, to offset each Portfolio's net realized losses on certain adjustable rate U.S. Government agency securities. These contributions increased each Portfolio's capital paid in accounts by their respective dollar amounts. In accordance with Statement of Position 93-2, the Money Market Portfolio and the U.S. Government Portfolio reclassified these amounts from capital paid in to accumulated realized gain (loss) on investments. These reclassifications had no impact on the net asset value of either Portfolio.

   RSMC determines the net asset value per share and provides all Fund accounting services pursuant to a separate Accounting Services Agreement with each Fund. For its services, RSMC receives an annual fee of $50,000 per Portfolio, plus an amount equal to 0.02% of each Portfolio's average daily net assets in excess of $100,000,000. For the fiscal year ended September 30, 1995, RSMC's fees for accounting services amounted to $101,163 for the U.S. Government Portfolio, $167,915 for the Money Market Portfolio and $102,184 for The Rodney Square Tax-Exempt Fund.

   WTC serves as Custodian of the assets of the Funds and is paid for the provision of this service by RSMC out of its management fee. The Funds reimburse WTC for its related out-of-pocket expenses, if any, incurred in connection with the performance of these services.

   RSMC serves as Transfer and Dividend Paying Agent for the Funds and does not receive any separate fees from the Funds for the performance of these services other than the reimbursement of all reasonable out-of-pocket expenses incurred by RSMC or its agents for the provision of such services.

   Pursuant to a Distribution Agreement with each Fund, dated as of December 31, 1992, Rodney Square Distributors, Inc. ("RSD"), a wholly owned subsidiary of WTC, manages the Funds' distribution efforts and provides assistance and expertise in developing marketing plans and materials. The Funds' Boards of Trustees have adopted, and shareholders have approved, distribution plans (the "12b-1 Plans") pursuant to Rule 12b-1 under the 1940 Act, to allow each Fund to reimburse RSD for certain expenses incurred in connection with distribution activities. The Trustees have authorized a payment of up to 0.20% of each Portfolio's average daily net assets annually to reimburse RSD for such expenses. For the fiscal year ended September 30, 1995, such expenses amounted to $60,831 for the U.S. Government Portfolio, $63,098 for the Money Market Portfolio and $26,729 for The Rodney Square Tax-Exempt Fund.

   The salaries of all officers of each Fund, the Trustees of each Fund who are "interested persons" of the Fund, WTC, RSMC, RSD, or their affiliates and all personnel of the Funds, WTC, RSMC or RSD performing services related to research, statistical and investment activities, are paid by WTC, RSMC, RSD, or their affiliates. The fees and expenses of the "non-interested" Trustees amounted to $6,845 for the U.S. Government Portfolio, $11,191 for the Money Market Portfolio and $6,600 for The Rodney Square Tax-Exempt Fund for the fiscal year ended September 30, 1995.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Trustees of The Rodney Square Fund and The Rodney Square Tax-Exempt Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Rodney Square Fund (comprising, respectively, the U.S. Government and the Money Market Portfolios) and The Rodney Square Tax-Exempt Fund (the "Funds"), as of September 30, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Rodney Square Fund and The Rodney Square Tax-Exempt Fund at September 30, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


                                                  /s/ Ernst & Young LLP


Baltimore, Maryland
October 26, 1995

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    TAX INFORMATION
--------------------------------------------------------------------------------

Pursuant to Section 852 of the Internal Revenue Code of 1986, The Rodney Square Tax-Exempt Fund designates $11,879,978 as tax-exempt dividends.

In January, 1996 shareholders of the Funds will receive Federal income tax information on all distributions paid to their accounts in calendar year 1995, including any distributions paid between September 30, 1995 and December 31, 1995.

                    TRUSTEES
                  Eric Brucker
                Fred L. Buckner
               Martin L. Klopping
                John J. Quindlen                   THE RODNEY SQUARE
              --------------------
                                                       FUND
                    OFFICERS
         Martin L. Klopping, PRESIDENT                     &
      Joseph M. Fahey, Jr., VICE PRESIDENT
 Robert C. Hancock, VICE PRESIDENT & TREASURER     THE RODNEY SQUARE
        Marilyn Talman, Esq., SECRETARY
      Diane D. Marky, ASSISTANT SECRETARY              TAX-EXEMPT
     Connie L. Meyers, ASSISTANT SECRETARY
  Louis C. Schwartz, Esq., ASSISTANT SECRETARY         FUND
      John J. Kelley, ASSISTANT TREASURER
    ----------------------------------------

          FUND MANAGER, ADMINISTRATOR
               AND TRANSFER AGENT
      Rodney Square Management Corporation         [Graphic] Ceasar
   -----------------------------------------        Rodney upon his
                                                    galloping horse
                   CUSTODIAN                        facing right,
            Wilmington Trust Company                reverse image on
          ----------------------------              dark background

                  DISTRIBUTOR
        Rodney Square Distributors, Inc.
      ------------------------------------

                 LEGAL COUNSEL
           Kirkpatrick & Lockhart LLP
         ------------------------------

              INDEPENDENT AUDITORS
               Ernst & Young LLP                     ANNUAL REPORT
             ---------------------
                                                   SEPTEMBER 30, 1995

   THIS  REPORT IS SUBMITTED FOR THE GENERAL
   INFORMATION  OF THE SHAREHOLDERS  OF  THE
   FUNDS.  THE REPORT IS NOT AUTHORIZED  FOR
   DISTRIBUTION TO PROSPECTIVE INVESTORS  IN
   THE  FUNDS UNLESS PRECEDED OR ACCOMPANIED
   BY AN EFFECTIVE PROSPECTUS.


RS02